Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Companies accounted for under the equity method and the fair value method	$ 164,761	$ 173,396
Companies accounted for on a cost basis	7,577	7,566
Investments in affiliated companies	$ 172,338	$ 180,962